UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5813

Liquid Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Security	(000’s omitted)	Value

Asset-Backed Securities (a) (b) — 5.0%

Blue Heron Funding
Corp.:
I, 2.62% due 3/18/05	$500,000	$500,000,000
II, 2.63% due 3/18/05	200,000	200,000,000
IV, 2.63% due 3/21/05	355,000	355,000,000
VI, 2.63% due 3/21/05	438,750	438,750,000
Restructured Asset
Securitization,
2.60% due 3/22/05	500,000	500,000,000

		1,993,750,000

Certificates of Deposit (Domestic) — 0.6%

Wachovia Bank,
2.55% due 3/23/05	220,000	220,000,000

Certificates of Deposit (Yankee) — 20.5%

Barclays Bank PLC:
2.42% due 3/7/05	500,000	500,000,000
2.42% due 4/18/05	400,000	400,000,000
2.62% due 4/20/05	350,000	350,000,000
BNP Paribas:
2.45% due 3/10/05	499,000	499,000,000
2.92% due 8/8/05	750,000	750,000,000
Credit Suisse First
Boston USA:
2.55% due 3/2/05	100,000	100,000,025
2.55% due 3/4/05	450,000	450,000,000
2.58% due 3/21/05 (a)	400,000	400,000,000
2.86% due 5/23/05 (a)	110,000	110,015,588
Depfa Bank PLC:
2.44% due 3/7/05	235,000	235,000,000
2.44% due 3/14/05	250,000	250,000,000
2.70% due 5/3/05	450,000	450,000,000
Dexia Bank,
2.70% due 4/19/05	300,000	300,000,000
Kredietbank,
2.59% due 3/31/05	248,750	248,750,000
Nordea Bank Plc,
2.63% due 5/11/05	100,000	100,000,000
Svenska Handelsbanken,
2.59% due 3/31/05	483,750	483,750,000
Toronto Dominion
Bank:
2.42% due 3/3/05	155,000	154,999,985
2.42% due 3/7/05	248,750	248,750,000
2.45% due 3/11/05	198,000	198,000,000
2.44% due 3/16/05	250,000	250,000,000
UBS AG:
2.43% due 3/7/05	400,000	400,000,000
2.65% due 4/18/05	491,500	491,500,000
2.66% due 4/20/05	500,000	500,003,456
Unicredito Italiano SPA,
2.42% due 3/7/05	268,500	268,500,000

	8,138,269,054

Commercial Paper — 40.4%

Amstel Funding Corp.:
2.41% due 4/18/05	$170,774	$170,226,385
2.69% due 5/2/05	177,929	177,104,694
Aquinas Funding LLC,
2.88% due 8/3/05	185,740	183,436,824
Atomium Funding Corp.:
2.45% due 3/8/05	100,417	100,369,162
2.58% due 3/23/05	113,460	113,281,111
2.70% due 5/5/05	108,748	108,217,853
Banco Santander,
2.42% due 3/4/05	100,000	99,979,833
BankAmerica Corp.:
2.41% due 3/8/05	750,000	749,648,542
2.14% due 4/11/05	270,500	269,840,731
2.69% due 5/4/05	300,000	300,000,000
2.91% due 8/3/05	150,000	150,000,000
Barton Capital LLC,
2.89% due 8/1/05	130,751	129,145,051
Beethoven Funding
Corp.:
2.56% due 3/3/05	227,483	227,450,647
2.56% due 3/8/05	271,217	271,081,994
2.56% due 3/14/05	100,000	99,907,556
2.56% due 3/15/05	280,637	280,357,610
2.55% due 3/21/05	297,506	297,084,533
2.66% due 4/14/05	184,262	183,662,944
Chesham Finance LLC:
2.55% due 3/2/05	150,000	149,989,375
2.55% due 3/3/05	300,000	299,957,500
2.52% due 3/21/05	100,000	99,860,000
2.52% due 3/22/05	100,000	99,853,000
2.55% due 3/22/05	200,000	199,702,500
2.55% due 3/23/05	300,000	299,532,500
2.59% due 4/13/05	380,000	378,824,428
2.70% due 5/3/05	200,000	199,055,000
Cimarron CDO Ltd.,
2.57% due 3/17/05	203,752	203,519,270
Cobbler Funding Ltd.,
2.67% due 4/25/05	114,501	114,033,931
Concord Minutemen
Capital Co.:
2.55% due 3/10/05	114,291	114,218,139
2.59% due 3/18/05	177,000	176,783,519
Crown Point Capital
Co. LLC,
2.73% due 5/9/05	100,000	99,476,750
Curzon Funding LLC:
2.56% due 3/8/05	191,983	191,887,435
2.60% due 3/31/05	224,645	224,158,269
Galaxy Funding Inc.,
2.62% due 4/20/05	100,000	99,636,111
Georgetown Funding Co.:
2.60% due 3/23/05	245,097	244,707,568
2.62% due 3/31/05	500,000	498,908,333
2.64% due 4/5/05	350,000	349,101,667
2.65% due 4/6/05	250,000	249,337,500

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Paper — 40.4% (continued)

2.70% due 4/26/05	$ 138,416	$ 137,834,653
Giro Balanced
Funding Corp.,
2.56% due 3/21/05	400,785	400,214,995
Grampian Funding LLC:
2.58% due 4/14/05	209,000	208,340,953
2.63% due 4/27/05	385,000	383,396,796
Greyhawk Fund Corp.:
2.52% due 3/22/05	111,500	111,336,095
2.52% due 3/23/05	255,000	254,607,300
Hannover Funding
Co. LLC,
2.56% due 3/14/05	100,202	100,109,369
Landale Funding LLC:
2.55% due 3/15/05	101,240	101,139,604
2.75% due 5/16/05	274,500	272,906,375
Mica Funding LLC:
2.55% due 3/2/05	170,000	169,987,958
2.56% due 3/2/05	174,000	173,987,627
2.55% due 3/3/05	130,000	129,981,583
2.57% due 3/4/05	200,000	199,957,167
2.58% due 3/18/05	250,000	249,695,417
2.53% due 3/21/05	95,250	95,116,121
2.58% due 4/12/05	108,000	107,674,920
2.63% due 4/15/05	110,000	109,638,375
Moat Funding LLC,
2.500% due 3/24/05	100,000	99,840,278
Newport Funding Corp.,
2.43% due 3/16/05	150,000	149,848,125
Norddeutsche
Landesbank,
2.90% due 8/8/05	180,000	177,680,000
Nyala Funding LLC,
2.75% due 5/16/05	150,009	149,138,114
Paradigm Funding LLC,
2.54% due 3/18/05	118,800	118,657,506
Perry Global
Funding LLC:
2.44% due 3/4/05	271,408	271,352,814
2.65% due 4/14/05	233,811	233,053,712
Picaros Funding:
2.44% due 3/1/05	300,996	300,996,000
2.52% due 3/30/05	200,000	199,594,000
2.65% due 4/14/05	427,800	426,414,403
Polonius Inc.:
2.55% due 3/10/05	304,180	303,986,085
2.55% due 3/11/05	100,000	99,929,167
Regency Markets LLC:
2.55% due 3/4/05	200,000	199,957,500
2.90% due 6/20/05	131,149	129,976,309
Saint Germain Holdings,
2.56% due 3/16/05	100,000	99,893,333
Santander Central
Hispano,
2.89% due 8/5/05	200,000	197,479,278
Sierra Madre Funding
Ltd. Corp.,
2.48% due 3/1/05	243,750	243,750,000
Sigma Finance Inc.,
2.62% due 4/19/05	217,000	216,226,154
Solitaire Funding LLC:
2.58% due 3/29/05	196,000	195,606,693
2.63% due 4/12/05	100,988	100,678,135
Stadshypotek Delaware,
2.61% due 4/15/05	100,000	99,673,750
Thames Asset Global
Securitization,
2.55% due 3/21/05	304,805	304,373,193
Tulip Funding Corp.,
2.64% due 3/29/05	227,765	227,297,323
Victory Receivables
Corp.,
2.56% due 3/16/05	90,932	90,835,006

		16,045,500,451

Corporate Notes — 9.5%

Brahms Funding Corp.:
2.57% due 3/8/05	100,207	100,156,924
2.57% due 3/21/05	100,241	100,097,878
2.59% due 3/23/05	325,807	325,291,320
2.62% due 3/24/05	100,000	99,832,611
2.61% due 3/29/05	206,530	206,110,744
Fenway Funding LLC,
2.55% due 3/2/05	199,001	198,986,904
FC FLOR,
2.44% due 3/14/05	156,000	155,862,547
Harwood Street
Funding LLC:
2.55% due 3/21/05	131,389	131,202,866
2.58% due 3/22/05	132,674	132,474,326
Main Street
Warehouse LLC:
2.58% due 3/2/05	250,000	249,982,083
2.58% due 3/3/05	175,000	174,974,917
2.58% due 3/7/05	164,007	163,936,477
2.57% due 3/8/05	200,000	199,900,056
2.58% due 3/21/05	175,993	175,740,743
2.58% due 3/22/05	112,000	111,831,440
2.59% due 3/23/05	236,977	236,601,918
2.65% due 3/28/05	100,000	99,801,250
Mica Funding LLC:
2.57% due 3/4/05	161,000	160,965,519
2.58% due 3/8/05	100,300	100,249,683
2.59% due 3/21/05	126,625	126,442,801
Monument Gardens
Funding LLC:
2.46% due 3/1/05	103,580	103,580,000
2.66% due 4/25/05	100,000	99,593,611
2.79% due 5/18/05	100,000	99,395,500
Park Sienna LLC,
2.58% due 3/21/05	220,434	220,118,045

		3,773,130,163

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Master Notes (a) — 2.4%

Morgan Stanley,
2.83% due 3/1/05	$ 950,000	$ 950,000,000

Medium Term Notes — 9.6%

Harrier Finance LLC,
2.56% due 3/15/05 (a)	135,000	134,970,280
K2 USA LLC,
2.54% due 3/15/05 (a)	350,000	349,907,115
Links Finance Corp.,
2.65% due
3/21/05 (a)(b)	200,000	199,946,575
Merrill Lynch & Co.,
2.62% due 3/4/05 (a)	385,000	385,000,000
Premier Asset
Collateralized Entity
LLC: (a)
2.57% due 3/1/05	100,000	99,994,396
2.60% due 3/29/05	100,000	99,995,446
Sigma Finance Inc.:
2.56% due
3/1/05 (a)(b)	300,000	299,965,479
2.56% due 3/1/05 (a)	200,000	199,976,131
2.54% due 3/15/05 (a)	300,000	299,935,055
2.55% due
3/15/05 (a)(b)	250,000	249,986,951
2.60% due 3/21/05 (a)	250,000	249,932,970
Stanfield Victoria
Funding LLC:
2.57% due 3/1/05 (a)	100,000	99,989,434
2.55% due 3/15/05 (a)	100,000	99,978,301
2.56% due 3/21/05 (a)	300,000	299,955,958
2.61% due 3/29/05 (a)	200,000	199,950,314
2.61% due
3/29/05 (a)(b)	97,000	96,977,193
2.54% due 4/1/05 (a)	100,000	99,979,458
2.63% due 4/25/05	120,000	119,517,833
Strategic Money Market
Trust, 2.55% due
4/10/05 (a)(b)	102,784	102,784,000
Tango Finance Corp.,
2.58% due 3/1/05 (a)	122,000	121,997,201

		3,810,740,090

Promissory Note (a) — 2.8%

Goldman Sachs Group
Inc.,
2.72% due 3/1/05	1,100,000	1,100,000,000

Time Deposits — 4.4%

National City Grand
Cayman,
2.51% due 3/1/05	435,027	435,027,000
State Street Cayman
Islands:
2.53% due 3/1/05	500,000	500,000,000
2.54% due 3/1/05	500,000	500,000,000
Svenska Handelsbanken
Grand Cayman,
2.52% due 3/1/05	300,000	300,000,000

		1,735,027,000

U.S. Government Agencies — 3.8%

Federal Home Loan Bank:
1.90% due 3/8/05	125,000	124,953,819
1.89% due 3/15/05	200,000	199,853,000
2.52% due 4/12/05	150,000	149,559,000
Federal National
Mortgage Association:
2.30% due 3/2/05	50,000	49,996,803
2.46% due 4/6/05 (a)	275,000	274,953,207
2.53% due 4/13/05	200,000	199,395,611
2.75% due 5/22/05(a)	290,000	289,786,277
1.75% due 5/23/05	100,000	100,000,000
3.00% due 8/24/05	136,338	134,368,370

		1,522,866,087

U.S. Government Securities — 1.8%

U.S.Treasury Bills:
2.76% due 8/18/05	250,000	246,741,667
2.77% due 8/18/05	50,000	49,346,917
2.83% due 8/25/05	83,000	81,845,124
2.92% due 9/1/05	350,000	344,842,071

		722,775,779

Total Investments, at
Amortized Cost	100.8%	40,012,058,624
Liabilities in Excess of
Other Assets —	(0.8)%	(317,444,154)

Total Net Assets	100.0%	$39,694,614,470

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate date or, when applicable to the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments at value (Note 1A)	$40,012,058,624
Cash	512
Interest receivable	31,603,846

Total Assets	40,043,662,982

LIABILITIES:
Payable for securities purchased	344,842,071
Management fee payable (Note 2)	2,413,325
Trustees’ fees payable	26,667
Accrued expenses and other liabilities	1,766,449

Total Liabilities	349,048,512

Total Net Assets	$39,694,614,470

REPRESENTED BY:
Capital paid in excess of par value	$39,694,614,470

S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$409,797,681

EXPENSES:
Management fee (Note 2)	$29,160,092
Custody and fund accounting fees	3,871,502
Trustees’ fees	250,070
Legal fees	60,726
Audit fees	15,650
Shareholder communications	4,746
Other	20,920

Total Expenses	33,383,706
Less: Management fee waived (Note 2) and	(13,985,370)
Fees paid indirectly (Note 1D)	(5)

Net Expenses		19,398,331

Net Investment Income		390,399,350
Net Realized Gain on Investment		18,061

Increase in Net Assets From Operations		$390,417,411

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited) and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$390,399,350	$398,629,252
Net realized gain on investments	18,061	3,202,155

Increase in Net Assets From Operations	390,417,411	401,831,407

CAPITAL TRANSACTIONS:
Proceeds from contributions	42,330,668,686	86,116,419,663
Value of withdrawals	(40,613,114,389)	(88,378,702,148)

Increase (Decrease) in Net Assets From
Capital Transactions	1,717,554,297	(2,262,282,485)

Increase (Decrease) in Net Assets	2,107,971,708	(1,860,451,078)
NET ASSETS:
Beginning of period	37,586,642,762	39,447,093,840

End of period	$39,694,614,470	$37,586,642,762

See Notes to Financial Statements.

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	2005(1)		2004	2003	2002	2001	2000

Total Return(2)	1.00	%‡	1.09%	1.49%	2.36%	N/A	N/A
Net assets End of
Period (000s)	$39,694,614		$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average
Net Assets:
Expenses(3)(4)	0.10	%†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment
income	2.01	%†	1.09%	1.39%	2.29%	5.27%	5.93%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio’s Manager waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the expense ratios would have been 0.17% (annualized), 0.17%, 0.17%, 0.19%, 0.22% and 0.22%, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. IncomeTaxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,160,092 of which $13,985,370 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $424,718,141,109 and $422,501,824,308, respectively, for the six months ended February 28, 2005.

4. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee’s financial expert. Ms. Dasher is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees for the Liquid Reserves Portfolio of $26,000 and $26,000 for the years ended 8/31/04 and 8/31/03.

	(b)	Audit-Related Fees for the Liquid Reserves Portfolio of $0 and $0 for the years ended 8/31/04 and 8/31/03.

	(c)	Tax Fees for Liquid Reserves Portfolio of $2,100 and $2,100 for the years ended 8/31/04 and 8/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Liquid Reserves Portfolio

	(d)	All Other Fees for Liquid Reserves Portfolio of $0 and $0 for the years ended 8/31/04 and 8/31/03.

	(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the

Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Liquid Reserves Portfolio, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; Tax Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; and Other Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03.

	(f)	N/A

	(g)	Non-audit fees billed by the Accountant for services rendered to Liquid Reserves Portfolio and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Liquid Reserves Portfolio were $2.8 million and $6.4 million for the years ended 8/31/04 and 8/31/03.

	(h)	Yes. The Liquid Reserves Portfolio’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved(not requiring pre-approval) is compatible with maintaining the Auditor’s independence. All services provided by the Accountant to the Liquid Reserves Portfolio or to Service Affiliates which were required to be pre-approved as required.

ITEM 5		AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6		[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	[RESERVED]
ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 10.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

	(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Liquid Reserves Portfolio

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Liquid Reserves Portfolio

Date:	May 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Liquid Reserves Portfolio

Date:	May 6, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Liquid Reserves Portfolio

Date:	May 6, 2005